Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,184,000
Previously Paid Amount	0.00
Total Fee Amount	174.76
Total Offset Amount	0.00
Net Fee	174.76
Narrative - Max Aggregate Offering Price	$ 1,184,000
Final Prospectus	true